UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek           Oak Brook, IL             April 5, 2011
     -----------------------           -------------          -----------------
           [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            64

Form 13F Information Table Value Total:      $178,091
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF                        SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP      VALUE     PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER TOTAL         ETF    18383Q507     191,430     9,034 SH          SOLE                              9,034
DOW CHEMICAL TOTAL                        C      260543103       1,057        28 SH          SOLE                                 28
DWS MON MKT PRIME SERIES- DWS MON
  MKT FUND TOTAL                          MM     23339A101     276,658   276,658 SH          SOLE                            276,658
EGA EMERGING GLOBAL SHS TR EMERGING
  GLOBAL SHS INDXX CHINA
  INFRASTRUCTURE TOTAL                    ETF    268461837      16,703       744 SH          SOLE                                744
FEDERATED PRIME CASH SERIES FUND
  TOTAL                                   MM     147551105   1,443,047 1,443,047 SH          SOLE                          1,443,047
FEDERATED US TREASURY CASH RESERVES
  FUND INSTITUTIONAL CLASS TOTAL          MM     60934N682     276,527   276,527 SH          SOLE                            276,527
FIDELITY CASH RESERVE FUND RETAIL
  CLASS TOTAL                             MM     316067107     278,485   278,485 SH          SOLE                            278,485
GLOBAL INDUSTRIES LTD TOTAL               C      379336100         431        44 SH          SOLE                                 44
ISHARES COMEX GOLD TR ISHARES TOTAL       ETF    464285105     802,687    57,253 SH          SOLE                             57,253
ISHARES IBOXX INVESTOP INVESTMENT
  GRADE CORP BD FD TOTAL                  ETF    464287242   7,192,162    66,471 SH          SOLE                             66,471
ISHARES MSCI ACWI EX US INDEX FD ETF
  TOTAL                                   ETF    464288240     122,851     2,703 SH          SOLE                              2,703
ISHARES MSCI EAFE INDEX FUND EFA
  TOTAL                                   ETF    464287465   4,590,953    76,414 SH          SOLE                             76,414
ISHARES MSCI PACIFIC EX-JAPAN INDEX
  FUND TOTAL                              ETF    464286665     171,645     3,553 SH          SOLE                              3,553
ISHARES RUSSELL 1000 INDEX FUND
  TOTAL                                   ETF    464287622      31,542       427 SH          SOLE                                427
ISHARES RUSSELL 2000 INDEX FUND
  TOTAL                                   ETF    464287655   5,109,287    60,702 SH          SOLE                             60,702
ISHARES RUSSELL 2000 VALUE INDEX
  FUND TOTAL                              ETF    464287630  13,486,990   178,920 SH          SOLE                            178,920
ISHARES RUSSELL MIDCAP INDEX FUND
  TOTAL                                   ETF    464287499       2,943        27 SH          SOLE                                 27
ISHARES S&P 500 INDEX FD TOTAL            ETF    464287200  33,664,964   253,101 SH          SOLE                            253,101
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND TOTAL                        ETF    464287341   1,346,059    30,303 SH          SOLE                             30,303
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
  INDEX FUND TOTAL                        ETF    464287291      11,014       176 SH          SOLE                                176
ISHARES S&P GROWTH INDEX FD TOTAL         ETF    464287309     301,637     4,390 SH          SOLE                              4,390
ISHARES S&P MIDCAP 400 GROWTH INDEX
  FD TOTAL                                ETF    464287606       3,973        36 SH          SOLE                                 36
ISHARES S&P NATIONAL TOTAL                ETF    464288414       6,365        64 SH          SOLE                                 64
ISHARES S&P SMALLCAP 600 GROWTH
  INDEX FD TOTAL                          ETF    464287887       3,793        48 SH          SOLE                                 48
ISHARES S&P VALUE INDEX FD TOTAL          ETF    464287408   4,679,622    73,916 SH          SOLE                             73,916
ISHARES SILVER TRUST TOTAL                ETF    46428Q109     159,177     4,329 SH          SOLE                              4,329
ISHARES TR BARCLAYS 1-3 YR CR BD FD
  TOTAL                                   ETF    464288646     167,522     1,604 SH          SOLE                              1,604
ISHARES TR BARCLAYS 1-3 YR TREAS
  INDEX FD TOTAL                          ETF    464287457   3,744,044    44,705 SH          SOLE                             44,705
ISHARES TR BARCLAYS 20+ TREAS BD FD
  TOTAL                                   ETF    464287432   1,205,705    13,087 SH          SOLE                             13,087
ISHARES TR BARCLAYS 7-10 YR TRES
  INDEX FD TOTAL                          ETF    464287440   1,365,201    14,678 SH          SOLE                             14,678
ISHARES TR BARCLAYS INTERMED CR BD
  FD TOTAL                                ETF    464288638   9,984,335    94,827 SH          SOLE                             94,827
ISHARES TR BARCLAYS TIPS BD FD
  PROTECTED SECS FD TOTAL                 ETF    464287176  10,582,953    96,949 SH          SOLE                             96,949
ISHARES TR BARCLAYS US AGGREGATE BD
  FD TOTAL                                ETF    464287226  30,857,127   293,514 SH          SOLE                            293,514
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD TOTAL                   ETF    464287564     885,041    12,620 SH          SOLE                             12,620
ISHARES TR DOW JONES SELECT DIV
  INDEX FD TOTAL                          ETF    464287168     115,781     2,221 SH          SOLE                              2,221
ISHARES TR FTSE CHINA 25 INDEX FD
  TOTAL                                   ETF    464287184      62,874     1,400 SH          SOLE                              1,400
ISHARES TR S&P LATIN AMER 40 INDEX
  FUND TOTAL                              ETF    464287390      80,255     1,492 SH          SOLE                              1,492
ISHARES TR SP US PFD TOTAL                ETF    464288687   2,488,434    62,760 SH          SOLE                             62,760
ISHARES TRUST - ISHARES FTSE
  EPRA/NAREIT GLOBAL REAL ESTATE
  EX-U.S. INDEX FUNDTOTAL                 ETF    464288489      64,602     2,060 SH          SOLE                              2,060
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND TOTAL                        ETF    464288877  11,527,873   217,466 SH          SOLE                            217,466
ISHARES TRUST ISHARES S&P GLOBAL
  MATERIALS SECTOR INDEX FUNDTOTAL        ETF    464288695      14,622       196 SH          SOLE                                196
J & J SNACK FOODS CORP TOTAL              C      466032109         894        19 SH          SOLE                                 19
KNIGHT CAP GROUP INC COM TOTAL            C      499005106       1,045        78 SH          SOLE                                 78
MATTHEWS INTERNATIONAL CORPORATION -
  CLASS A COMMON STOCK TOTAL              C      577128101       2,043        53 SH          SOLE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
  #BMG621851069 TOTAL                     C      G62185106         937        53 SH          SOLE                                 53
MOTOROLA INC COM NEW TOTAL                C      620076307         894        20 SH          SOLE                                 20
MOTOROLA MOBILITY HLDGS INC TOTAL         C      620097105         439        18 SH          SOLE                                 18
NIKE INC CLASS B TOTAL                    C      654106103       1,136        15 SH          SOLE                                 15
PLANTRONICS INC TOTAL                     C      727493108       2,307        63 SH          SOLE                                 63
RADIANT SYSTEMS INC TOTAL                 C      75025N102       1,344        76 SH          SOLE                                 76
SELECT SECTOR SPDR FD HEALTH CARE
  TOTAL                                   ETF    81369Y209     200,680     6,061 SH          SOLE                              6,061
SPDR INDEX SHS FDS S&P EMERGING ASIA
  PAC ETF TOTAL                           ETF    78463X301      40,035       470 SH          SOLE                                470
SPDR LEHMAN INT'L TREASURY BOND
  ETFTOTAL                                ETF    78464A516  10,150,459   169,655 SH          SOLE                            169,655
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF TOTAL      ETF    78464A490      91,703     1,517 SH          SOLE                              1,517
ST SPDR SP BRIC 40 TOTAL                  ETF    78463X798     225,823     7,655 SH          SOLE                              7,655
VANGUARD DIVIDEND APPRECIATION
  VIPERSTOTAL                             ETF    921908844  16,039,726   288,952 SH          SOLE                            288,952
VANGUARD INTERMEDIATE TERM CORP BOND
  INDEX FD ETF TOTAL                      ETF    92206C870     258,463     3,275 SH          SOLE                              3,275
VANGUARD INTL EQUITY FDS FTSE ALL
  WORLD EX USA SMALL CAP INDEX FD
  ETF SHS TOTAL                           ETF    922042718       3,364        33 SH          SOLE                                 33
VANGUARD INTL EQUITY INDEX FDS MSCI
  EMERGING MKTS ETF TOTAL                 ETF    922042858     328,308     6,707 SH          SOLE                              6,707
VANGUARD LARGE-CAP VIPERSTOTAL            ETF    922908637   1,360,033    22,380 SH          SOLE                             22,380
VISA INC COM CL A TOTAL                   C      92826C839       6,258        85 SH          SOLE                                 85
WELLS FARGO & CO NEW COM TOTAL            C      949746101     107,941     3,404 SH          SOLE                              3,404
WISDOMETREE TR HIGH YIELDING EQUITY
  FD                                      ETF    97717W208         365         9 SH          SOLE                                  9
WISDOMETREE TR HIGH YIELDING EQUITY
  FD TOTAL                                ETF    97717W208   1,948,798    48,039 SH          SOLE                             48,039